UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04581

CORNERCAP GROUP OF FUNDS
The Peachtree, Suite 1700
1355 Peachtree Street NE
Atlanta, GA 30309

Atlantic Fund Services, LLC
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant's telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: April 1, 2016 – June 30, 2016

Item 1.  Schedule of Investments.

Schedule of Investments
CornerCap Balanced Fund	June 30, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCK (57.7%)
Aerospace & Defense (0.6%)
General Dynamics Corp.	1,160	$161,518

Auto Manufacturers (1.7%)
Ford Motor Co.	12,160	152,851
General Motors Co.	5,355	151,547
PACCAR, Inc.	2,945	152,757
		457,155
Auto Parts & Equipment (0.8%)
Johnson Controls, Inc.	4,475	198,064

Banks (6.0%)
Capital One Financial Corp.	2,580	163,856
Citigroup, Inc.	3,855	163,413
Citizens Financial Group, Inc.	7,680	153,446
Fifth Third Bancorp	9,350	164,467
Regions Financial Corp.	18,340	156,073
State Street Corp.	2,630	141,810
SunTrust Banks, Inc.	4,315	177,260
The Goldman Sachs Group, Inc.	1,000	148,580
U.S. Bancorp	3,785	152,649
Wells Fargo & Co.	2,900	137,257
		1,558,811
Biotechnology (1.7%)
Amgen, Inc.	1,010	153,671
Biogen, Inc.(a)	610	147,510
Gilead Sciences, Inc.	1,830	152,659
		453,840
Building Materials (1.4%)
DR Horton, Inc.	6,165	194,074
Lennar Corp., Class A	3,510	161,811
		355,885
Chemicals (2.9%)
Celanese Corp., Class A	2,300	150,535
Eastman Chemical Co.	2,125	144,287
LyondellBasell Industries NV, Class A	1,930	143,631
PPG Industries, Inc.	1,505	156,746
The Dow Chemical Co.	3,325	165,286
		760,485
Computers (2.4%)
Apple, Inc.	1,630	155,828
Cognizant Technology Solutions Corp., Class A(a)	2,690	153,976
NetApp, Inc.	5,960	146,556

Schedule of Investments
CornerCap Balanced Fund	June 30, 2016 (Unaudited)

	Shares	Fair Value
Computers (2.4%)(continued)
Xerox Corp.	16,635	$157,866
		614,226
Diversified Financial Services (3.8%)
Alliance Data Systems Corp.(a)	750	146,940
Ally Financial, Inc.(a)	9,165	156,447
American Express Co.	2,800	170,128
Ameriprise Financial, Inc.	1,815	163,078
Discover Financial Services	3,280	175,775
The Western Union Co.	8,740	167,633
		980,001
Electric (0.6%)
FirstEnergy Corp.	4,370	152,557

Electrical Components & Equipment (0.6%)
Emerson Electric Co.	2,995	156,219

Engineering & Construction (0.6%)
Fluor Corp.	2,955	145,622

Food (0.3%)
Campbell Soup Co.	1,345	89,483

Forest Products & Paper (0.6%)
International Paper Co.	3,985	168,884

Hand & Machine Tools (0.7%)
Stanley Black & Decker, Inc.	1,620	180,176

Healthcare Services (2.7%)
CIGNA Corp.	1,235	158,068
HCA Holdings, Inc.(a)	2,440	187,904
Laboratory Corp. of America Holdings(a)	1,280	166,746
Universal Health Services, Inc., Class B	1,345	180,364
		693,082
Home Furnishings (0.6%)
Whirlpool Corp.	950	158,308

Insurance (4.5%)
Aetna, Inc.	1,390	169,760
Aflac, Inc.	2,730	196,997
Lincoln National Corp.	4,135	160,314
MetLife, Inc.	3,460	137,812

Schedule of Investments
CornerCap Balanced Fund	June 30, 2016 (Unaudited)

	Shares	Fair Value
Insurance (4.5%)(continued)
Principal Financial Group, Inc.	4,310	$177,184
Prudential Financial, Inc.	2,105	150,171
The Travelers Cos., Inc.	1,475	175,584
		1,167,822
Leisure Time (1.1%)
Carnival Corp.	3,330	147,186
Harley-Davidson, Inc.	3,400	154,020
		301,206
Lodging (0.7%)
Wyndham Worldwide Corp.	2,460	175,226

Media (0.7%)
Comcast Corp., Class A	2,755	179,599

Miscellaneous Manufacturing (1.7%)
Eaton Corp. PLC	2,880	172,023
Pentair PLC	1,560	90,932
Textron, Inc.	4,690	171,466
		434,421
Oil & Gas (3.2%)
Chevron Corp.	1,760	184,501
Exxon Mobil Corp.	2,045	191,698
Marathon Petroleum Corp.	3,905	148,234
Occidental Petroleum Corp.	2,385	180,211
Valero Energy Corp.	2,425	123,675
		828,319
Packaging & Containers (0.6%)
Sealed Air Corp.	3,690	169,629

Pharmaceuticals (3.3%)
AbbVie, Inc.	2,820	174,586
AmerisourceBergen Corp.	885	70,198
Cardinal Health, Inc.	2,085	162,651
Express Scripts Holding Co.(a)	2,185	165,623
McKesson Corp.	935	174,518
Teva Pharmaceutical Industries, Ltd., ADR	2,460	123,566
		871,142
Retail (3.6%)
Bed Bath & Beyond, Inc.	3,270	141,329
Michael Kors Holdings, Ltd.(a)	2,760	136,565
Target Corp.	2,340	163,379
The Gap, Inc.	7,125	151,192
Walgreens Boots Alliance, Inc.	1,995	166,124

Schedule of Investments
CornerCap Balanced Fund	June 30, 2016 (Unaudited)

	Shares	Fair Value
Retail (3.6%)(continued)
Wal-Mart Stores, Inc.	2,510	$183,280
		941,869
Semiconductors (1.9%)
Intel Corp.	5,165	169,412
Lam Research Corp.	2,010	168,961
QUALCOMM, Inc.	3,135	167,942
		506,315
Software (1.4%)
Citrix Systems, Inc.(a)	2,230	178,601
VMware, Inc., Class A(a)	3,280	187,681
		366,282
Telecommunications (4.5%)
AT&T, Inc.	4,400	190,124
CenturyLink, Inc.	6,150	178,411
Cisco Systems, Inc.	6,610	189,641
Discovery Communications, Inc., Class A(a)	5,800	146,334
Juniper Networks, Inc.	6,190	139,213
The Walt Disney Co.	1,575	154,067
Verizon Communications, Inc.	3,070	171,429
		1,169,219
Transportation (2.5%)
Cummins, Inc.	1,530	172,033
FedEx Corp.	975	147,986
Norfolk Southern Corp.	1,860	158,342
United Rentals, Inc.(a)	2,505	168,085
		646,446
TOTAL COMMON STOCK (COST $15,303,253)		15,041,811

EXCHANGE TRADED FUNDS (4.0%)
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	20,135	519,483
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	20,070	518,689

TOTAL EXCHANGE TRADED FUNDS (COST $1,033,761)		1,038,172

	Principal Amount	Fair Value
GOVERNMENT BONDS (3.2%)
U.S. Treasury Inflation Indexed Bond, 1.375%, 01/15/2020	$ 278,192	295,394
U.S. Treasury Inflation Indexed Bond, 0.125%, 01/15/2022	528,145	538,823

TOTAL GOVERNMENT BONDS (COST $815,799)		834,217

Schedule of Investments
CornerCap Balanced Fund	June 30, 2016 (Unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS (27.0%)
Auto Manufacturers (1.3%)
Ford Motor Co., 9.215%, 09/15/2021	$275,000	$352,688

Banks (2.4%)
Bank of America Corp., MTN, 4.750%, 08/15/2020	250,000	269,358
The Goldman Sachs Group, Inc., 5.750%, 01/24/2022	300,000	348,535
		617,893
Biotechnology (1.2%)
Celgene Corp., 1.900%, 08/15/2017	300,000	302,303

Chemicals (1.1%)
CF Industries, Inc., 7.125%, 05/01/2020	250,000	288,473

Cosmetics & Personal Care (0.6%)
The Estee Lauder Cos., Inc., 5.550%, 05/15/2017	150,000	155,909

Diversified Financial Services (2.5%)
Fiserv, Inc., 4.750%, 06/15/2021	300,000	333,072
Weyerhaeuser Co., 7.125%, 07/15/2023	250,000	310,442
		643,514
Electronics (2.3%)
Agilent Technologies, Inc., 5.000%, 07/15/2020	270,000	297,647
Tech Data Corp., 3.750%, 09/21/2017	300,000	307,408
		605,055
Entertainment (1.1%)
International Game Technology, 7.500%, 06/15/2019	250,000	276,875

Healthcare Services (2.2%)
Health Net, Inc., 6.375%, 06/01/2017	300,000	308,625
Humana, Inc., 6.300%, 08/01/2018	250,000	273,483
		582,108
Insurance (1.6%)
The Travelers Cos., Inc., 5.900%, 06/02/2019	150,000	169,284
WR Berkley Corp., 5.375%, 09/15/2020	230,000	254,883
		424,167
Oil & Gas (2.6%)
Chesapeake Energy Corp., 6.625%, 08/15/2020	285,000	200,212
Statoil ASA, 6.700%, 01/15/2018	150,000	162,584
Valero Energy Corp., 9.375%, 03/15/2019	275,000	328,631
		691,427

Schedule of Investments
CornerCap Balanced Fund	June 30, 2016 (Unaudited)

	Principal Amount	Fair Value
Pharmaceuticals (1.3%)
Cardinal Health, Inc., 3.200%, 03/15/2023	$ 320,000	$333,878

Retail (4.5%)
Dillard's, Inc., 6.625%, 01/15/2018	275,000	290,813
Foot Locker, Inc., 8.500%, 01/15/2022	385,000	455,262
Oshkosh Corp., 5.375%, 03/01/2022	100,000	103,000
Walgreen Co., 3.100%, 09/15/2022	305,000	314,222
		1,163,297
Telecommunications (1.1%)
AT&T, Inc., 5.000%, 03/01/2021	255,000	285,565

Transportation (1.2%)
American Airlines Group, Inc., 6.125%, 06/01/2018	300,000	309,000

TOTAL CORPORATE BONDS (COST $6,969,405)		7,032,152

MUNICIPAL BONDS (1.2%)
Kansas (0.6%)
Johnson County KS, Build America General Obligation Bonds, Unified School District No. 232, 4.950%, 09/01/2019	150,000	155,260

Texas (0.6%)
County of Galveston TX, Build America General Obligation Bonds, Series B, 4.200%, 02/01/2017	150,000	153,101

TOTAL MUNICIPAL BONDS (COST $301,117)		308,361

	Shares	Fair Value
SHORT-TERM INVESTMENTS (5.7%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.231%	1,501,541	1,501,541

TOTAL SHORT-TERM INVESTMENTS (COST $1,501,541)		1,501,541

TOTAL INVESTMENTS (COST $25,924,876)	98.8%	25,756,254
TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	1.2%	305,342
NET ASSETS	100.0%	$26,061,596

Schedule of Investments
CornerCap Balanced Fund	June 30, 2016 (Unaudited)

(a)	Non-income producing security.

Common Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
MTN	Medium Term Note
PLC	Public Limited Company

Schedule of Investments
CornerCap Small-Cap Value Fund	June 30, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCK (97.7%)
Aerospace & Defense (0.4%)
Moog, Inc., Class A(a)	7,070	$381,214

Apparel (0.5%)
Delta Apparel, Inc.(a)	23,005	518,763

Auto Parts & Equipment (3.6%)
American Axle & Manufacturing Holdings, Inc.(a)	29,120	421,658
Cooper Tire & Rubber Co.	13,765	410,472
Cooper-Standard Holding, Inc.(a)	6,650	525,284
Dana Holding Corp.	40,105	423,509
Federal-Mogul Holdings Corp.(a)	59,095	491,079
Gentherm, Inc.(a)	11,865	406,376
Supreme Industries, Inc., Class A	37,130	508,681
Tenneco, Inc.(a)	9,500	442,795
		3,629,854
Banks (16.3%)
BBCN Bancorp, Inc.	28,000	417,760
Cathay General Bancorp	16,670	470,094
CenterState Banks, Inc.	28,250	444,937
Chemical Financial Corp.	12,490	465,752
Community Trust Bancorp, Inc.	13,321	461,706
ConnectOne Bancorp, Inc.	28,795	451,794
Customers Bancorp, Inc.(a)	19,495	489,909
Enterprise Financial Services Corp.	17,275	481,800
First Busey Corp.	22,255	476,034
First Financial Bancorp	22,070	429,262
First Internet Bancorp	17,840	424,949
First Interstate BancSystem, Inc., Class A	14,635	411,244
First Merchants Corp.	18,180	453,227
First NBC Bank Holding Co.(a)	22,315	374,669
Franklin Financial Network, Inc.(a)	15,330	480,749
Great Western Bancorp, Inc.	14,730	464,584
Hanmi Financial Corp.	19,000	446,310
Hilltop Holdings, Inc.(a)	24,895	522,546
Horizon Bancorp	17,295	434,796
IBERIABANK Corp.	8,785	524,728
Lakeland Bancorp, Inc.	42,381	482,296
LegacyTexas Financial Group, Inc.	23,240	625,388
MainSource Financial Group, Inc.	21,065	464,483
Northrim BanCorp, Inc.	17,010	447,193
Old National Bancorp	31,960	400,459
Park Sterling Corp.	61,795	438,127
Preferred Bank/Los Angeles CA	15,240	440,055
QCR Holdings, Inc.	18,690	508,181

Schedule of Investments
CornerCap Small-Cap Value Fund	June 30, 2016 (Unaudited)

	Shares	Fair Value
Banks (16.3%)(continued)
Sierra Bancorp	28,085	$468,739
TCF Financial Corp.	34,670	438,575
TriCo Bancshares	17,155	473,478
TriState Capital Holdings, Inc.(a)	34,265	470,458
United Community Banks, Inc.	25,040	457,982
Univest Corp. of Pennsylvania	20,470	430,279
Walker & Dunlop, Inc.(a)	19,080	434,642
Western Alliance Bancorp.(a)	12,870	420,206
		16,527,391
Building Materials (2.5%)
Core Molding Technologies, Inc.(a)	29,535	403,153
Global Brass & Copper Holdings, Inc.	16,995	463,794
Nortek, Inc.(a)	9,585	568,486
Patrick Industries, Inc.(a)	9,455	570,042
Universal Forest Products, Inc.	5,725	530,650
		2,536,125
Chemicals (3.2%)
Cabot Corp.	10,100	461,166
Chemtura Corp.(a)	17,590	464,024
Minerals Technologies, Inc.	9,160	520,288
OMNOVA Solutions, Inc.(a)	66,505	482,161
Rayonier Advanced Materials, Inc.	57,430	780,474
Stepan Co.	8,230	489,932
		3,198,045
Commercial Services (4.2%)
American Public Education, Inc.(a)	17,620	495,122
Grand Canyon Education, Inc.(a)	11,390	454,689
Heidrick & Struggles International, Inc.	25,505	430,524
Kforce, Inc.	27,560	465,488
Navigant Consulting, Inc.(a)	27,465	443,560
On Assignment, Inc.(a)	12,310	454,855
RR Donnelley & Sons Co.	29,855	505,147
TrueBlue, Inc.(a)	23,920	452,566
Vectrus, Inc.(a)	19,810	564,387
		4,266,338
Computers (2.8%)
CACI International, Inc., Class A(a)	4,790	433,064
Convergys Corp.	18,260	456,500
Insight Enterprises, Inc.(a)	19,250	500,500
Quality Systems, Inc.	37,160	442,576
Science Applications International Corp.	8,230	480,220
Sykes Enterprises, Inc.(a)	16,745	484,935
		2,797,795

Schedule of Investments
CornerCap Small-Cap Value Fund	June 30, 2016 (Unaudited)

	Shares	Fair Value
Distribution/Wholesale (1.7%)
Anixter International, Inc.(a)	7,775	$414,252
Bassett Furniture Industries, Inc.	14,366	343,922
Essendant, Inc.	15,310	467,873
Veritiv Corp.(a)	13,660	513,343
		1,739,390
Diversified Financial Services (3.1%)
CBIZ, Inc.(a)	44,080	458,873
GAIN Capital Holdings, Inc.	62,405	394,400
HFF, Inc., Class A(a)	16,175	467,134
KCG Holdings, Inc.(a)	34,470	458,451
Liberty Tax, Inc.	19,530	260,140
Marlin Business Services Corp.	19,940	325,022
PennyMac Financial Services, Inc., Class A(a)	37,840	472,621
Piper Jaffray Cos.(a)	8,905	335,718
		3,172,359
Electric (2.2%)
ALLETE, Inc.	8,700	562,281
Avista Corp.	13,175	590,240
Spark Energy, Inc., Class A	15,215	502,856
Talen Energy Corp.(a)	42,040	569,642
		2,225,019
Electrical Components & Equipment (1.5%)
Belden, Inc.	7,470	450,964
EnerSys	8,245	490,330
TTM Technologies, Inc.(a)	71,905	541,445
		1,482,739
Electronics (2.6%)
Benchmark Electronics, Inc.(a)	23,520	497,448
Methode Electronics, Inc.	15,590	533,646
Sanmina Corp.(a)	21,785	584,056
Stoneridge, Inc.(a)	36,070	538,886
Tech Data Corp.(a)	7,385	530,612
		2,684,648
Engineering & Construction (1.0%)
Comfort Systems USA, Inc.	15,580	507,441
EMCOR Group, Inc.	9,385	462,305
		969,746
Environmental Control (0.5%)
Tetra Tech, Inc.	15,805	485,925

Food (3.0%)
Fresh Del Monte Produce, Inc.	11,470	624,312
Ingles Markets, Inc., Class A	12,765	476,134

Schedule of Investments
CornerCap Small-Cap Value Fund	June 30, 2016 (Unaudited)

	Shares	Fair Value
Food (3.0%)(continued)
John B Sanfilippo & Son, Inc.(a)	10,225	$435,892
SpartanNash Co.	18,777	574,201
SUPERVALU, Inc.(a)	79,470	375,098
United Natural Foods, Inc.(a)	11,800	552,240
		3,037,877
Forest Products & Paper (1.6%)
Clearwater Paper Corp.(a)	10,645	695,864
PH Glatfelter Co.	22,835	446,652
Schweitzer-Mauduit International, Inc.	13,135	463,403
		1,605,919
Hand & Machine Tools (0.5%)
Regal Beloit Corp.	8,455	465,448

Healthcare Services (2.9%)
Almost Family, Inc.(a)	11,730	499,815
Charles River Laboratories International, Inc.(a)	6,235	514,013
INC Research Holdings, Inc., Class A(a)	12,474	475,634
Kindred Healthcare, Inc.	42,040	474,632
LHC Group, Inc.(a)	10,963	474,479
Magellan Health, Inc.(a)	7,165	471,242
		2,909,815
Home Furnishings (0.5%)
American Woodmark Corp.(a)	7,265	482,251

Household Products (1.4%)
ACCO Brands Corp.(a)	50,715	523,886
Ennis, Inc.	24,975	479,020
Libbey, Inc.	27,275	433,400
		1,436,306
Insurance (5.2%)
Aspen Insurance Holdings, Ltd.	9,620	446,176
Blue Capital Reinsurance Holdings, Ltd.	24,090	445,906
eHealth, Inc.(a)	10,060	141,041
Employers Holdings, Inc.	19,220	557,764
Essent Group, Ltd.(a)	21,100	460,191
Federated National Holding Co.	21,565	410,598
Fidelity & Guaranty Life	16,845	390,467
Hallmark Financial Services, Inc.(a)	35,200	407,968
Heritage Insurance Holdings, Inc.	21,860	261,664
Maiden Holdings, Ltd.	35,900	439,416
National General Holdings Corp.	21,040	450,677
Selective Insurance Group, Inc.	11,400	435,594
State National Cos., Inc.	43,320	456,159
		5,303,621

Schedule of Investments
CornerCap Small-Cap Value Fund	June 30, 2016 (Unaudited)

	Shares	Fair Value
Internet (1.4%)
Bankrate, Inc.(a)	53,650	$401,302
Perficient, Inc.(a)	25,170	511,203
Web.com Group, Inc.(a)	26,500	481,770
		1,394,275
Leisure Services (0.4%)
Speedway Motorsports, Inc.	21,355	379,051

Lodging (1.1%)
Isle of Capri Casinos, Inc.(a)	35,190	644,681
The Marcus Corp.	23,745	501,019
		1,145,700
Machinery - Diversified (0.5%)
Alamo Group, Inc.	8,385	553,158

Media (0.4%)
Gannett Co., Inc.	32,770	452,554

Metal Fabricate & Hardware (0.4%)
The Timken Co.	14,750	452,235

Miscellaneous Manufacturing (3.3%)
Barnes Group, Inc.	13,990	463,349
Columbus McKinnon Corp.	31,880	451,102
Crane Co.	8,455	479,568
Federal Signal Corp.	35,790	460,975
Greif, Inc., Class A	13,245	493,641
Owens-Illinois, Inc.(a)	25,425	457,904
Park-Ohio Holdings Corp.	19,390	548,349
		3,354,888
Office Furnishings (1.4%)
Herman Miller, Inc.	15,845	473,607
Knoll, Inc.	20,595	500,047
Steelcase, Inc., Class A	33,395	453,170
		1,426,824
Oil & Gas (1.2%)
CVR Energy, Inc.	28,945	448,647
Delek US Holdings, Inc.	15,860	209,511
Parsley Energy, Inc., Class A(a)	19,665	532,135
		1,190,293
Oil & Gas Services (1.1%)
Ensco PLC, Class A	49,440	480,063
Gulf Island Fabrication, Inc.	34,235	237,591

Schedule of Investments
CornerCap Small-Cap Value Fund	June 30, 2016 (Unaudited)

	Shares	Fair Value
Oil & Gas Services (1.1%)(continued)
Matrix Service Co.(a)	25,415	$419,093
		1,136,747
Pharmaceuticals (2.1%)
Emergent BioSolutions, Inc.(a)	11,585	325,770
Impax Laboratories, Inc.(a)	14,955	431,003
Nutraceutical International Corp.(a)	17,190	397,948
Omega Protein Corp.(a)	26,625	532,234
PRA Health Sciences, Inc.(a)	10,705	447,041
		2,133,996
Real Estate Investment Trusts (5.4%)
Armada Hoffler Properties, Inc. REIT	23,180	318,493
Care Capital Properties, Inc.	9,425	247,029
CareTrust REIT, Inc.	20,165	277,874
CBL & Associates Properties, Inc. REIT	18,700	174,097
CoreSite Realty Corp. REIT	4,375	388,019
Corrections Corp. of America REIT	10,115	354,227
DiamondRock Hospitality Co. REIT	28,400	256,452
DuPont Fabros Technology, Inc. REIT	6,455	306,871
First Potomac Realty Trust REIT	26,245	241,454
LaSalle Hotel Properties REIT	10,290	242,638
Lexington Realty Trust REIT	29,625	299,509
LTC Properties, Inc. REIT	4,815	249,080
National Storage Affiliates Trust REIT	13,305	277,010
One Liberty Properties, Inc. REIT	10,270	244,940
PS Business Parks, Inc. REIT	2,865	303,919
RLJ Lodging Trust REIT	11,105	238,202
Rouse Properties, Inc. REIT	14,885	271,651
Ryman Hospitality Properties, Inc. REIT	4,800	243,120
Summit Hotel Properties, Inc. REIT	20,770	274,995
Sunstone Hotel Investors, Inc. REIT	20,614	248,811
		5,458,391
Retail (5.4%)
Bloomin' Brands, Inc.	26,155	467,390
Bravo Brio Restaurant Group, Inc.(a)	41,100	336,609
Caleres, Inc.	19,435	470,521
Carrols Restaurant Group, Inc.(a)	38,605	459,400
DineEquity, Inc.	5,135	435,345
Express, Inc.(a)	23,925	347,152
Francesca's Holdings Corp.(a)	47,170	521,229
GNC Holdings, Inc., Class A	18,125	440,256
Party City Holdco, Inc.(a)	36,735	510,984
Perry Ellis International, Inc.(a)	23,110	464,973
Shoe Carnival, Inc.	21,435	537,161
World Fuel Services Corp.	10,355	491,759
		5,482,779

Schedule of Investments
CornerCap Small-Cap Value Fund	June 30, 2016 (Unaudited)

	Shares	Fair Value
Savings & Loans (2.2%)
Dime Community Bancshares, Inc.	25,455	$432,989
Flagstar Bancorp, Inc.(a)	20,460	499,429
OceanFirst Financial Corp.	23,010	418,092
Pacific Premier Bancorp, Inc.(a)	20,035	480,840
United Financial Bancorp, Inc.	32,960	427,821
		2,259,171
Semiconductors (1.8%)
IXYS Corp.	43,040	441,160
Photronics, Inc.(a)	42,835	381,660
QLogic Corp.(a)	32,795	483,398
Semtech Corp.(a)	20,085	479,228
		1,785,446
Software (1.2%)
Lionbridge Technologies, Inc.(a)	78,230	309,009
MicroStrategy, Inc.(a)	2,455	429,674
Synchronoss Technologies, Inc.(a)	14,790	471,209
		1,209,892
Telecommunications (3.3%)
Autobytel, Inc.(a)	33,530	465,061
DHI Group, Inc.(a)	54,775	341,248
NETGEAR, Inc.(a)	10,760	511,530
New Media Investment Group, Inc.	28,625	517,254
Plantronics, Inc.	10,775	474,100
Starz, Class A(a)	18,490	553,221
The Rubicon Project, Inc.(a)	33,480	457,002
		3,319,416
Transportation (3.5%)
Aaron's, Inc.	20,120	440,427
ArcBest Corp.	19,430	315,737
Hub Group,Inc., Class A(a)	12,995	498,618
Malibu Boats, Inc., Class A(a)	28,015	338,421
Matson, Inc.	14,290	461,424
PAM Transportation Services, Inc.(a)	18,510	294,124
Roadrunner Transportation Systems, Inc.(a)	37,475	279,564
Saia, Inc.(a)	17,915	450,383
Universal Logistics Holdings, Inc.	34,060	439,374
		3,518,072
Wholesale Distributors (0.4%)
ScanSource, Inc.(a)	12,430	461,277

TOTAL COMMON STOCK (COST $97,086,629)		98,970,753

Schedule of Investments
CornerCap Small-Cap Value Fund	June 30, 2016 (Unaudited)

Fair Value

TOTAL INVESTMENTS (COST $97,086,629)	97.7%	$98,970,753

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	2.3%	2,326,629

NET ASSETS	100.0%	$101,297,382

(a)	Non-income producing security.

Common Abbreviations:
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund	June 30, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCK (93.9%)
Aerospace & Defense (1.1%)
General Dynamics Corp.	1,270	$176,835

Auto Manufacturers (3.0%)
Ford Motor Co.	13,360	167,935
General Motors Co.	4,950	140,085
PACCAR, Inc.	3,325	172,468
		480,488
Auto Parts & Equipment (1.0%)
Johnson Controls, Inc.	3,560	157,565

Banks (9.9%)
Capital One Financial Corp.	2,770	175,923
Citigroup, Inc.	3,455	146,457
Citizens Financial Group, Inc.	8,745	174,725
Fifth Third Bancorp	9,945	174,933
Regions Financial Corp.	20,420	173,774
State Street Corp.	3,165	170,657
SunTrust Banks, Inc.	3,765	154,666
The Goldman Sachs Group, Inc.	830	123,321
U.S. Bancorp	3,850	155,271
Wells Fargo & Co.	3,585	169,678
		1,619,405
Biotechnology (2.9%)
Amgen, Inc.	1,120	170,408
Biogen, Inc.(a)	655	158,392
Gilead Sciences, Inc.	1,770	147,653
		476,453
Building Materials (1.9%)
DR Horton, Inc.	5,140	161,807
Lennar Corp., Class A	3,250	149,825
		311,632
Chemicals (5.0%)
Celanese Corp., Class A	2,630	172,133
Eastman Chemical Co.	2,460	167,034
LyondellBasell Industries NV, Class A	2,260	168,189
PPG Industries, Inc.	1,505	156,746
The Dow Chemical Co.	3,020	150,124
		814,226
Computers (3.4%)
Apple, Inc.	1,135	108,506
Cognizant Technology Solutions Corp., Class A(a)	2,905	166,282
NetApp, Inc.	5,455	134,139

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund	June 30, 2016 (Unaudited)

	Shares	Fair Value
Computers (3.4%)(continued)
Xerox Corp.	15,980	$151,650
		560,577
Diversified Financial Services (5.6%)
Alliance Data Systems Corp.(a)	760	148,899
Ally Financial, Inc.(a)	8,130	138,779
American Express Co.	2,810	170,736
Ameriprise Financial, Inc.	1,425	128,036
Discover Financial Services	3,190	170,952
The Western Union Co.	8,170	156,701
		914,103
Electric (1.0%)
FirstEnergy Corp.	4,720	164,775

Electrical Components & Equipment (1.0%)
Emerson Electric Co.	3,080	160,653

Engineering & Construction (0.8%)
Fluor Corp.	2,490	122,707

Food (1.0%)
Campbell Soup Co.	2,445	162,666

Forest Products & Paper (0.9%)
International Paper Co.	3,510	148,754

Hand & Machine Tools (1.1%)
Stanley Black & Decker, Inc.	1,550	172,391

Healthcare Services (5.9%)
Aetna, Inc.	1,325	161,822
Cigna Corp.	1,255	160,628
HCA Holdings, Inc.(a)	2,185	168,267
Laboratory Corp. of America Holdings(a)	1,200	156,324
Quest Diagnostics, Inc.	2,040	166,076
Universal Health Services, Inc., Class B	1,160	155,556
		968,673
Household Products (1.1%)
Whirlpool Corp.	1,045	174,139

Insurance (5.8%)
Aflac, Inc.	2,170	156,587
Lincoln National Corp.	3,480	134,920

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund	June 30, 2016 (Unaudited)

	Shares	Fair Value
Insurance (5.8%)(continued)
MetLife, Inc.	4,435	$176,646
Principal Financial Group, Inc.	4,230	173,895
Prudential Financial, Inc.	1,990	141,967
The Travelers Cos., Inc.	1,410	167,846
		951,861
Leisure Time (1.8%)
Carnival Corp.	2,950	130,390
Harley-Davidson, Inc.	3,580	162,174
		292,564
Lodging (1.0%)
Wyndham Worldwide Corp.	2,360	168,103

Miscellaneous Manufacturing (3.1%)
Eaton Corp. PLC	2,920	174,412
Pentair PLC	2,735	159,423
Textron, Inc.	4,725	172,746
		506,581
Oil & Gas (4.7%)
Chevron Corp.	1,590	166,680
Exxon Mobil Corp.	1,783	167,138
Marathon Petroleum Corp.	3,535	134,189
Occidental Petroleum Corp.	2,150	162,454
Valero Energy Corp.	2,785	142,035
		772,496
Packaging & Containers (0.9%)
Sealed Air Corp.	3,325	152,850

Pharmaceuticals (6.0%)
AbbVie, Inc.	2,560	158,490
AmerisourceBergen Corp.	2,025	160,623
Cardinal Health, Inc.	2,055	160,310
Express Scripts Holding Co.(a)	2,135	161,833
McKesson Corp.	940	175,451
Teva Pharmaceutical Industries, Ltd., ADR	3,340	167,768
		984,475
Retail (6.6%)
Bed Bath & Beyond, Inc.	2,995	129,444
CVS Health Corp.	1,670	159,886
Michael Kors Holdings, Ltd.(a)	3,245	160,562
Target Corp.	2,385	166,521
The Gap, Inc.	6,325	134,216
Walgreens Boots Alliance, Inc.	1,955	162,793
Wal-Mart Stores, Inc.	2,135	155,898
		1,069,320

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund	June 30, 2016 (Unaudited)

	Shares	Fair Value
Semiconductors (2.9%)
Intel Corp.	5,030	$164,984
Lam Research Corp.	1,700	142,902
QUALCOMM, Inc.	2,975	159,371
		467,257
Software (1.9%)
Citrix Systems, Inc.(a)	1,875	150,169
VMware, Inc., Class A(a)	2,745	157,069
		307,238
Telecommunications (9.0%)
AT&T, Inc.	4,045	174,784
CBS Corp., Class B	3,065	166,859
CenturyLink, Inc.	5,800	168,258
Cisco Systems, Inc.	5,520	158,369
Comcast Corp., Class A	2,425	158,086
Discovery Communications, Inc., Class A(a)	6,175	155,795
Juniper Networks, Inc.	6,565	147,647
The Walt Disney Co.	1,615	157,979
Verizon Communications, Inc.	3,120	174,221
		1,461,998
Transportation (3.6%)
Cummins, Inc.	1,435	161,352
FedEx Corp.	890	135,084
Norfolk Southern Corp.	1,925	163,875
United Rentals, Inc.(a)	1,970	132,187
		592,498
TOTAL COMMON STOCK (COST $15,383,819)		15,313,283

SHORT-TERM INVESTMENTS (6.0%)
Federated Treasury Obligations Money Market Fund, 7 Day Yield, 0.231%	975,533	975,533

TOTAL SHORT-TERM INVESTMENTS (COST $975,533)		975,533

TOTAL INVESTMENTS (COST $16,359,352)	99.9%	$16,288,816

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	0.1%	12,677

NET ASSETS	100.0%	$16,301,493

(a)	Non-income producing security.

Common Abbreviations:
ADR	American Depositary Receipt
PLC	Public Limited Company

Notes to Financial Statements
June 30, 2016 (Unaudited)

1. ORGANIZATION
The CornerCap Group of Funds (the "Funds") was organized on January 6, 1986 as a Massachusetts Business Trust (the "Trust") and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. CornerCap Balanced Fund and CornerCap Large/Mid-Cap Value Fund currently offer Investor Shares and CornerCap Small-Cap Value Fund currently offers Investor Shares and Institutional Shares.
The investment objective of the CornerCap Balanced Fund and CornerCap Small‐Cap Value Fund is to obtain capital appreciation and current income, whereas the CornerCap Large/Mid‐Cap Value Fund's investment objective is to obtain capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services – Investment Companies". The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").
Accounting Estimates – In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Security Valuation – Portfolio securities including common stocks, corporate bonds, municipal bonds, exchange traded funds (ETFs), open‐end funds, closed‐end funds, and U.S. Government and Agency obligations that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time or, in the absence of recorded sales, at the closing bid price on such exchanges or such system. Based on obtaining active market quotes, common stocks and exchange traded funds are classified as Level 1 of the fair value hierarchy. Corporate bonds, municipal bonds, certificates of deposit and U.S. Government and Agency obligations are classified as Level 2 of the fair value hierarchy, and are priced based upon valuations provided by a recognized independent, third party pricing agent. Third‐party pricing agents value these securities by employing methodologies that utilize actual market transactions, broker‐supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations. Unlisted securities that are not included on such exchanges or systems are valued at the mean of the quoted bid and asked prices on the over‐the counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company's net asset value per share and are classified as Level 1 within the fair value hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.
Security Transactions, Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Withholding taxes on foreign dividends have been provided in accordance with the Funds' understanding of the applicable country's tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities, using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.
Federal Income Taxes – For Federal income tax purposes, the Funds currently qualify, and intend to remain qualified, as regulated investment companies ("RICs") under the provisions of Subchapter M of the Internal Revenue Code of 1986 ("Code"), as amended, by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including any excess realized gain which has not been offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made. As of and during the period ended June 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years of 2013-2015 and as of and during the period ended June 30, 2016, have incorporated no uncertain tax positions that require a provision for income taxes. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
Distributions to Shareholders – Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date.
Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.
Various inputs are used in determining the value of each Fund's investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:
Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Significant unobservable prices or inputs (including each Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.
The following is a summary of the inputs used to value the Funds' investments as of June 30, 2016:

Notes to Financial Statements
June 30, 2016 (Unaudited)

CornerCap Balanced Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$15,041,811	$-	$-	$15,041,811
Exchange Traded Funds	1,038,172	-	-	1,038,172
Government Bonds	-	834,217	-	834,217
Corporate Bonds	-	7,032,152	-	7,032,152
Municipal Bonds	-	308,361	-	308,361
Short-Term Investments	1,501,541	-	-	1,501,541
Total	$17,581,524	$8,174,730	$-	$25,756,254

CornerCap Small-Cap Value Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$98,970,753	$-	$-	$98,970,753
Total	$98,970,753	$-	$-	$98,970,753

CornerCap Large/Mid-Cap Value Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$15,313,283	$-	$-	$15,313,283
Short-Term Investments	975,533	-		975,533
Total	$16,288,816	$-	$-	$16,288,816

* See Schedule of Investments for industry classification.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2016.
For the period ended June 30, 2016, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value of any investments. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Funds did not hold any derivative instruments at any time during the period.
The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at June 30, 2016, were as follows:
	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
Gross unrealized appreciation (excess of value over tax cost)	$1,102,281	$8,516,172	$784,665
Gross unrealized depreciation (excess of tax cost over value)	(1,270,903)	(6,632,048)	(855,201)
Net unrealized appreciation (depreciation)	$(168,622)	$1,884,124	$(70,536)
Cost of investments for income tax purposes	$25,924,876	$97,086,629	$16,359,352

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.
 (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CORNERCAP GROUP OF FUNDS

By:	/s/ Thomas E. Quinn
Thomas E. Quinn President (Principal Executive Officer)

Date:	August 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn President (Principal Executive Officer) and Treasurer (Principal Financial Officer)

Date:	August 5, 2016